Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment, Net [Line Items]
Net value	$ 23,385	$ 24,603
Amortization expenses	$ 55,958	55,078
Lease terms	50 years
Depreciation of property, plant and equipment	$ 1,519	1,523	$ 1,709
Property Subject to Operating Lease [Member]
Property, Plant and Equipment, Net [Line Items]
Net value	2,483	2,576
Use Rights [Member]
Property, Plant and Equipment, Net [Line Items]
Amortization expenses	87	87	$ 87
Cost of land use rights	28,077	28,077
Dongguan Chang An Xiaobian [Member] | Use Rights [Member]
Property, Plant and Equipment, Net [Line Items]
Cost of land use rights	4,156	4,156
Computer Equipment [Member]
Property, Plant and Equipment, Net [Line Items]
Net value	$ 9	$ 17
Long Term Leased Land And Buildings [Member]
Property, Plant and Equipment, Net [Line Items]
Lease terms	50 years